Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
12.	RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Company had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company
Mr. He Xiaowu	Chief Executive Officer and Chairman of the Board

Sixiang Times (Beijing) Technology Co., Ltd.	Where the Company’s executive is one of the major shareholders

Beijing Junwei Technology Co., Ltd.	Controlling shareholder of SG and HX

Beijing WanPu Century Technology Co Ltd	Subsidiary company of Beijing NQ Mobile Inc., which was holding company of Sixiang Times (Beijing) Technology Co., Ltd

Lavacano Holdings Limited	Where Mr. He Xiaowu acted as director

ENMOLI INC	Where Mr. He Xiaowu acted as director

Purchases from related parties

For the years ended December 31, 2018, 2019 and 2020, significant related party transactions were as follows:

		For the years ended December 31,
		2018	2019	2020	2020
		RMB	RMB	RMB	USD
Beijing WanPu Century Technology Co Ltd	Market promotion expenses	16	16	-	-

Sixiang Times (Beijing) Technology Co., Ltd.	Rental and service fees	8,399	986	2,106	323

As of December 31, 2019 and 2020, the amounts due from/to related parties are as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Loan receivables - related parties
Beijing Junwei Technology Co., Ltd. (1)	500	-	-
Total	500	-	-

Amount due from related parties
Lavacano Holdings Limited	7	7	1
Total	7	7	1

Loan payables - related parties
ENMOLI INC(2)	5,525	-	-
Total	5,525	-	-

Amount due to related parties
Sixiang Times (Beijing) Technology Co., Ltd.(3)	986	-	-
Beijing WanPu Century Technology Co., Ltd.	7,496	-	-
Total	8,482	-	-

1)	In October 2019, SG entered into an interest-free loan agreement with Beijing Junwei Technology Co., Ltd. at principal of RMB500. The loan was fully repaid on March 24, 2020.

2)

In January 2019, Scienjoy HK entered into an interest-free loan agreement with Enmoli Inc. at principal of $788. The loan matures on December 31, 2020. In January 2020, Scienjoy HK entered into an interest-free loan agreement with Enmoli Inc. at principal of $600. In April 2020, Scienjoy HK entered into an interest-free loan agreement with Enmoli Inc. at principal of $250. The loan was fully repaid on May 18, 2020.

3)	The balance as of December 31, 2019 represented unpaid service fee.